INVESTMENTS - NET INVESTMENT INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Investment Income [Line Items]
Amounts transferred to interest maintenance reserve (“IMR”) net of tax	$ 0.8	$ 5.9	$ (4.2)
Tax (expense) credits	(17.1)	(1.2)	(14.6)
Net Realized Capital Gains (Losses)	64.9	1.0	23.2
Fixed maturities
Net Investment Income [Line Items]
Realized capital gains (losses) before tax	(0.6)	(9.5)	0.2
Derivative
Net Investment Income [Line Items]
Realized capital gains (losses) before tax	$ 81.8	$ 5.8	$ 41.8